Related party transactions (Tables)	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related party group

Year Ended March 31,	Mr. Anthony	Mr. Kim Wah	Mr. Woo-Ping	Mr. Andrew
	So	Chung	Fok	So
	Director, Chief Executive	Director	Director	Director

Officer and Treasurer
	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2011	$915 (i), (iii)	$165 (iii)	Nil	—
2012	$857 (i), (iii)	$161 (iii)	Nil	$88
2013	$857 (i), (iii)	$160 (iii)	Nil	$124

	Mr. J. Stewart Jackson. IV	Mr. Henry Schlueter	Mr. Albert So

	Former Director	Director and Assistant Secretary	Director, Chief Financial Officer and Secretary
	$ in thousands	$ in thousands	$ in thousands

2011	Nil	$87 (ii)	$118
2012	Nil	$68 (ii)	$118
2013	Nil	$74 (ii)	$124 (iii)